LEASES, Supplemental Information Related to Group's Leases (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Paid for Amounts Included in Measurement of Lease Liabilities [Abstract]
Operating cash flows from operating leases	$ 290,920	$ 252,730
Lease Term and Discount Rate [Abstract]
Weighted-average remaining lease term, Operating leases	6 months	1 year 4 months 2 days
Weighted-average discount rate, Operating leases	5.13%	5.13%